CERTAIN TRANSACTIONS (Details 5) (USD $) In Billions, unless otherwise specified	Dec. 31, 2013
Business Acquisition, Contingent Consideration [Line Items]
Business Acquisition, Contingent Consideration, Potential Cash Payment	$ 1.3